General and administrative expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
General And Administrative Expenses
General and administrative expenses

13. General and administrative expenses

	For the six months ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Salaries and employee benefit	1,552,223	1,854,155	260,452
Service charge	759,786	2,263,819	317,997
Travel, Meals and Entertainment	286,672	110,780	15,561
Rental	694,961	1,441,855	202,536
Depreciation	–	88,129	12,379
Others	781,559	799,633	112,324
	4,075,201	6,558,371	921,249

14. General and administrative expenses

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Salaries and employee benefit	2,929,142	3,108,053	436,586
Service charge	3,402,078	4,635,935	651,206
Travel, Meals and Entertainment	850,851	373,576	52,476
Rental	1,185,443	1,832,580	257,421
Depreciation	127,339	159,642	22,425
Others	942,110	708,360	99,502
Total general and administrative expenses	9,436,963	10,818,146	1,519,616